PROVISON FOR RECLAMATION AND REHABILITATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
PROVISON FOR RECLAMATION AND REHABILITATION [Text Block]
12.
PROVISION FOR RECLAMATION AND REHABILITATION

The Company’s environmental permit requires that it reclaim certain land it disturbs during mining operations. Significant reclamation and closure activities include land rehabilitation, decommissioning of buildings and mine facilities, ongoing care and maintenance and other costs. Although the ultimate amount of the reclamation and rehabilitation costs to be incurred cannot be predicted with certainty, the total undiscounted amount of probability weighted estimated cash flows required to settle the Company’s estimated obligations is $2,280 for the Guanaceví mine, $1,921 for the Bolañitos mine, $4,326 for the El Cubo mine and $162 for the El Compas development project.

The timing of cash flows has been estimated based on the mine lives using current reserves and the present value of the probability weighted future cash flows. The model assumes a risk-free rate specific to the liability of 2.6% for Guanaceví, 2.5% for Bolañitos and El Cubo and 8.5% for El Compas and with an inflation rate of 2.0% for all sites except El Compas which estimates an inflation rate of 4.3%.

Changes to the reclamation and rehabilitation provision balance during the year are as follows:

	Guanaceví	Bolañitos	El Cubo	El Compas	Total
Balance at December 31, 2016	2,058	1,755	4,033	-	7,846

Accretion	28	17	41	-	86
Disturbance incurred during the year	-	-	-	50	50
Balance at December 31, 2017	$2,086	$1,772	$4,074	$50	$7,982

Accretion	43	32	74	1	150
Disturbance incurred during the year	-	-	-	63	63
Balance at December 31, 2018	$2,129	$1,804	$4,148	$114	$8,195